Pensions and post retirement benefits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amounts recognised in the income statement related to defined benefit schemes
Income statement charge
	2017	2016	2015
	£m	£m	£m
Current service cost	265	243	255
Net finance cost	(12)	(32)	41
Past service cost	(3)	-	(432)
Other movements	-	2	1
Total	250	213	(135)

Reconciliation of benefit liabilities assets
Balance sheet reconciliation	2017		2016
	Total	Of which relates to UKRF	Total	Of which relates to UKRF
	£m	£m	£m	£m
Benefit obligation at beginning of the year	(33,033)	(31,847)	(28,279)	(26,027)
Current service cost	(265)	(245)	(243)	(220)
Interest costs on scheme liabilities	(843)	(810)	(1,016)	(980)
Past service cost	3	-	-	-
Remeasurement loss – financial	(387)	(330)	(7,214)	(7,170)
Remeasurement (loss)/gain – demographic	(228)	(240)	413	390
Remeasurement (loss)/gain – experience	(612)	(614)	525	490
Employee contributions	(5)	(1)	(4)	(1)
Benefits paid	4,970	4,927	1,852	1,800
Exchange and other movements	132	-	933	(129)
Benefit obligation at end of the year	(30,268)	(29,160)	(33,033)	(31,847)
Fair value of scheme assets at beginning of the year	32,657	31,820	28,752	26,829
Interest income on scheme assets	855	831	1,048	1,023
Employer contribution	1,152	1,124	720	634
Remeasurement – return on scheme assets greater than discount rate	1,333	1,263	5,009	5,002
Employee contributions	5	1	4	1
Benefits paid	(4,970)	(4,927)	(1,852)	(1,800)
Exchange and other movements	(110)	-	(1,024)	131
Fair value of scheme assets at the end of the year	30,922	30,112	32,657	31,820
Net surplus/(deficit)	654	952	(376)	(27)
Retirement benefit assets	966	952	14	-
Retirement benefit liabilities	(312)	-	(390)	(27)
Net retirement benefit assets/(liabilities)	654	952	(376)	(27)

Analysis of scheme assets
Analysis of scheme assets
	Total		Of which relates to UKRF
	Value£m	% of total fair value of scheme assets%	Value£m	% of total fair value of scheme assets%
As at 31 December 2017
Equities - quoted	4,377	14.1	4,151	13.8
Equities - non-quoted	2,001	6.5	2,001	6.6
Bonds - fixed government[a]	2,433	7.9	2,184	7.3
Bonds - index-linked government[a]	13,089	42.3	13,078	43.4
Bonds - corporate and other[a]	5,195	16.8	4,999	16.6
Property - commercial[b]	1,911	6.2	1,902	6.3
Derivatives[b]	816	2.6	816	2.7
Other[c]	1,100	3.6	981	3.3
Fair value of scheme assets	30,922	100.0	30,112	100.0

As at 31 December 2016
Equities - quoted	8,123	24.9	7,840	24.6
Equities - non-quoted	2,043	6.3	2,042	6.4
Bonds - fixed government[a]	1,330	4.1	1,072	3.4
Bonds - index-linked government[a]	13,173	40.3	13,165	41.4
Bonds - corporate and other[a]	5,222	16.0	5,054	15.9
Property - commercial[b]	1,630	5.0	1,622	5.1
Derivatives[b]	870	2.7	870	2.7
Other[c]	266	0.7	155	0.5
Fair value of scheme assets	32,657	100.0	31,820	100.0

Notes

a Assets held are predominately quoted.

b Assets held are predominantly non-quoted.

c Assets held are predominantly in Infrastructure Funds.

Deficit reduction contributions
	Deficit contributions	Deficit contributions
	30 September 2016	30 September 2013
	valuation	valuation
Year	£m	£m
2017	740	1240[b]b
2018	500	740
2019	500	740
2020	500	740
2021	1,000	240[b]b
2022 to 2026	1,000 each year	-

Notes

a Refer to page 162 of the Annual Report for further information on structural reform.

b The 2017 deficit contributions from the 30 September 2013 valuation included up to £500m payable if the deficit in 2017 exceeded a certain level. Of this £500m, £250m was paid during the first half of 2017. Following the agreement of the 30 September 2016 valuation recovery plan in July 2017, the remaining were no longer required.

Defined benefit contributions paid
Contributions paid
£m
2017	1,124
2016	634
2015	586

Key UKRF financial assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial valuation of the schemes' obligation based on assumptions
	2017	2016
Key UKRF financial assumptions	% p.a.	% p.a.
Discount rate	2.46	2.62
Inflation rate (RPI)	3.22	3.35

Assumed life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial valuation of the schemes' obligation based on assumptions
Assumed life expectancy	2017	2016	2015
Life expectancy at 60 for current pensioners (years)
– Males	27.8	27.9	28.4
– Females	29.4	29.7	30.0
Life expectancy at 60 for future pensioners currently aged 40 (years)
– Males	29.3	29.7	30.2
– Females	31.0	31.7	32.0

Change in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial valuation of the schemes' obligation based on assumptions
Change in key assumptions
	2017	2016
	(Decrease)/ Increase in UKRF defined benefit obligation	(Decrease)/ Increase in UKRF defined benefit obligation
	£bn	£bn
Discount rate
0.5% p.a. increase	(2.4)	(2.8)
0.25% p.a. increase	(1.2)	(1.4)
0.25% p.a. decrease	1.3	1.5
0.5% p.a. decrease	2.8	3.2
Assumed RPI
0.5% p.a. increase	1.6	1.9
0.25% p.a. increase	0.8	0.9
0.25% p.a. decrease	(0.7)	(0.9)
0.5% p.a. decrease	(1.5)	(2.0)
Life expectancy at 60
One year increase	1.0	1.1
One year decrease	(1.0)	(1.1)